UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7396

Western Asset Managed High Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2006

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

FORM N-Q

November 30, 2006

ITEM 1.                  SCHEDULE OF INVESTMENTS

Western Asset Managed High Income Fund Inc.

Schedule of Investments  (unaudited)

November 30, 2006

Face Amount	Rating‡	Security	Value
CORPORATE BONDS & NOTES — 93.9%
Aerospace & Defense — 1.2%
$595,000	B+	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$590,538
		DRS Technologies Inc., Senior Subordinated Notes:
480,000	B+	6.625% due 2/1/16	486,000
1,325,000	B	7.625% due 2/1/18	1,371,375
		L-3 Communications Corp., Senior Subordinated Notes:
425,000	BB+	7.625% due 6/15/12	442,531
870,000	BB+	5.875% due 1/15/15	848,250
		Total Aerospace & Defense	3,738,694
Airlines — 1.6%
		Continental Airlines Inc.:
460,000	CCC+	Notes, 8.750% due 12/1/11	465,175
		Pass-Through Certificates:
194,883	B+	Series 2000-2, Class C, 8.312% due 4/2/11	195,004
1,200,000	NR	Series 2001-2, Class D, 7.568% due 12/1/06	1,200,750
		United Airlines Inc., Pass-Through Certificates:
581,502	B	Series 2000-1, Class B, 8.030% due 7/1/11	617,483
1,443,358	B	Series 2000-2, Class B, 7.811% due 10/1/09	1,583,183
		Series 2001-1:
275,000	B+	Class B, 6.932% due 9/1/11	309,547
630,000	CCC-	Class C, 6.831% due 9/1/08	668,194
		Total Airlines	5,039,336
Auto Components — 1.3%
415,000	B	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	423,819
940,000	B-	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	930,600
		TRW Automotive Inc.:
335,000	BB-	Senior Notes, 9.375% due 2/15/13	360,962
163,000	BB-	Senior Subordinated Notes, 11.000% due 2/15/13	179,708
		Visteon Corp., Senior Notes:
1,475,000	CCC+	8.250% due 8/1/10	1,441,812
1,045,000	CCC+	7.000% due 3/10/14	919,600
		Total Auto Components	4,256,501
Automobiles — 3.1%
		Ford Motor Co.:
405,000	CCC+	Debentures, 8.875% due 1/15/22	355,387
5,360,000	CCC+	Notes, 7.450% due 7/16/31	4,267,900
		General Motors Corp.:
795,000	B-	Notes, 7.200% due 1/15/11	760,219
		Senior Debentures:
1,200,000	B-	8.250% due 7/15/23	1,099,500
2,220,000	B-	8.375% due 7/15/33	2,034,075
1,325,000	B-	Senior Notes, 7.125% due 7/15/13	1,232,250
240,000	B	United Auto Group Inc., Senior Subordinated Bonds, 7.750% due 12/15/16 (a)	240,000
		Total Automobiles	9,989,331
Biotechnology — 0.2%
495,000	B+	Angiotech Pharmaceuticals Inc., Senior Notes, 9.103% due 12/1/13 (a)(b)	495,000
Building Products — 1.8%
		Associated Materials Inc.:
2,300,000	CCC	Senior Discount Notes, step bond to yield 10.559% due 3/1/14	1,483,500
505,000	CCC	Senior Subordinated Notes, 9.750% due 4/15/12	518,888
745,000	B	Jacuzzi Brands Inc., Senior Secured Notes, 9.625% due 7/1/10	799,012

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2006

Face Amount	Rating‡	Security	Value
Building Products — 1.8% (continued)
$765,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	$742,050
3,090,000	CCC+	NTK Holdings Inc., Senior Discount Notes, step bond to yield 8.773% due 3/1/14	2,147,550
		Total Building Products	5,691,000
Capital Markets — 0.7%
1,008,000	B	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	1,111,320
		E*TRADE Financial Corp., Senior Notes:
240,000	BB-	7.375% due 9/15/13	247,800
800,000	BB-	7.875% due 12/1/15	852,000
		Total Capital Markets	2,211,120
Chemicals — 2.8%
220,000	BB+	Chemtura Corp., Senior Notes, 6.875% due 6/1/16	217,250
1,450,000	BB-	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	1,555,125
1,620,000	B+	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (a)	1,587,600
		Huntsman International LLC:
323,000	B	Senior Notes, 9.875% due 3/1/09	335,113
480,000	B	Senior Subordinated Notes, 7.875% due 11/15/14 (a)	484,800
		Lyondell Chemical Co.:
		Senior Notes:
430,000	B+	8.000% due 9/15/14	445,587
355,000	B+	8.250% due 9/15/16	370,975
		Senior Secured Notes:
1,325,000	BB	11.125% due 7/15/12	1,440,937
100,000	BB	10.500% due 6/1/13	110,500
420,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12	455,700
1,715,000	B-	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	1,637,825
455,000	BB+	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	445,900
		Total Chemicals	9,087,312
Commercial Services & Supplies — 2.4%
1,450,000	CCC+	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	1,493,500
150,000	BB-	Allied Waste North America Inc., Senior Notes, Series B, 9.250% due 9/1/12	160,875
950,000	CCC+	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	1,058,205
1,395,000	B	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	1,471,725
630,000	B+	Quebecor World Capital Corp., Senior Notes, 8.750% due 3/15/16 (a)	614,250
925,000	B-	Rental Services Corp., Senior Notes, 9.500% due 12/1/14 (a)	941,188
1,795,000	BB-	Windstream Corp., Senior Notes, 8.625% due 8/1/16 (a)	1,963,281
		Total Commercial Services & Supplies	7,703,024
Communications Equipment — 0.0%
65,000	CCC+	Hawaiian Telcom Communications Inc., Senior Notes, Series B, 10.886% due 5/1/13 (b)	65,325
Consumer Finance — 4.7%
		Ford Motor Credit Co.:
		Notes:
650,000	B	7.875% due 6/15/10	653,450
1,100,000	B	9.824% due 4/15/12 (b)	1,165,711
635,000	B	7.000% due 10/1/13	609,871
		Senior Notes:
566,000	B	10.610% due 6/15/11 (a)(b)	604,401
1,370,000	B	9.875% due 8/10/11	1,467,075
		General Motors Acceptance Corp., Notes:

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2006

Face Amount	Rating‡	Security	Value
Consumer Finance — 4.7% (continued)
$2,790,000	BB+	6.875% due 8/28/12	$2,878,563
6,995,000	BB+	8.000% due 11/1/31	7,862,814
		Total Consumer Finance	15,241,885
Containers & Packaging — 2.4%
745,000	CCC+	Berry Plastics Holding Corp., Senior Secured Notes, 10.750% due 7/15/12 (a)	755,244
780,000	CCC+	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	776,100
		Graphic Packaging International Corp.:
245,000	B-	Senior Notes, 8.500% due 8/15/11	253,575
1,430,000	B-	Senior Subordinated Notes, 9.500% due 8/15/13	1,480,050
500,000	B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	531,250
		Owens-Brockway Glass Container Inc.:
925,000	B	Senior Notes, 6.750% due 12/1/14	897,250
1,459,000	BB-	Senior Secured Notes, 8.875% due 2/15/09	1,502,770
570,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	587,100
425,000	NR	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (c)	48,875
935,000	BBB	Sealed Air Corp., Notes, 6.950% due 5/15/09 (a)	970,267
		Total Containers & Packaging	7,802,481
Diversified Consumer Services — 1.6%
755,000	CCC+	Education Management LLC/Education Management Corp., Senior Notes, 8.750% due 6/1/14 (a)	781,425
		Hertz Corp.:
425,000	B	Senior Notes, 8.875% due 1/1/14 (a)	443,062
2,930,000	B	Senior Subordinated Notes, 10.500% due 1/1/16 (a)	3,208,350
740,000	BB-	Service Corp. International, Debentures, 7.875% due 2/1/13	774,225
		Total Diversified Consumer Services	5,207,062
Diversified Financial Services — 3.2%
1,050,000	B-	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	1,080,187
265,000	BB	Case Credit Corp., Notes, 6.750% due 10/21/07	268,313
1,450,000	CCC+	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	1,406,500
		CitiSteel USA Inc., Senior Secured Notes:
255,000	CCC+	12.949% due 9/1/10 (b)	265,200
305,000	NR	15.000% due 10/1/10 (a)(d)	335,500
1,120,000	B-	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes, 9.000% due 7/15/14 (a)	1,142,400
930,000	B+	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (a)	949,762
1,733,000	NR	JPMorgan Chase London, 9.310% due 11/8/07 (a)	1,620,355
300,000	CCC	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	285,000
580,000	CCC+	Sally Holdings LLC, Senior Subordinated Notes, 10.500% due 11/15/16 (a)	598,125
500,000	B-	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	530,000
1,625,000	B-	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	1,779,375
		Total Diversified Financial Services	10,260,717
Diversified Telecommunication Services — 7.6%
		Cincinnati Bell Inc.:
1,175,000	B-	Senior Notes, 7.000% due 2/15/15	1,166,187
280,000	B-	Senior Subordinated Notes, 8.375% due 1/15/14	287,700
175,000	BB-	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	158,375
865,000	BB+	Citizens Communications Co., Senior Notes, 9.000% due 8/15/31	947,175
940,000	NR	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (c)(e)(f)	0
2,135,000	CCC+	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15 (b)	2,236,412
800,000	B+	Inmarsat Finance PLC, 7.625% due 6/30/12	831,000
		Intelsat Bermuda Ltd., Senior Notes:

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2006

Face Amount	Rating‡	Security	Value
Diversified Telecommunication Services — 7.6% (continued)
$1,095,000	B+	9.250% due 6/15/16 (a)	$1,177,125
2,200,000	B	11.250% due 6/15/16 (a)	2,422,750
190,000	CCC-	Level 3 Communications Inc., Senior Notes, 11.500% due 3/1/10	198,788
		Level 3 Financing Inc., Senior Notes:
400,000	CCC-	11.800% due 3/15/11 (b)	425,000
650,000	CCC-	9.250% due 11/1/14 (a)	660,563
720,000	B	Nordic Telephone Co. Holdings, Senior Notes, 8.875% due 5/1/16 (a)	765,000
		NTL Cable PLC, Senior Notes:
250,000	B-	8.750% due 4/15/14	262,500
590,000	B-	9.125% due 8/15/16	626,875
429,000	B	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	452,595
		Qwest Communications International Inc., Senior Notes:
125,000	B	7.500% due 2/15/14	129,375
350,000	B	Series B, 7.500% due 2/15/14	362,250
		Qwest Corp.:
2,880,000	BB	Notes, 8.875% due 3/15/12	3,222,000
1,655,000	BB	Senior Notes, 7.500% due 10/1/14 (a)	1,766,712
1,260,000	A	Southwestern Bell Telephone Co., Debentures, 7.000% due 11/15/27	1,295,633
2,545,000	CCC+	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)	2,201,425
2,550,000	B-	Wind Acquisition Finance SA, Senior Bond, 10.750% due 12/1/15 (a)	2,887,875
		Total Diversified Telecommunication Services	24,483,315
Electric Utilities — 0.6%
421,574	BB-	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	459,779
1,395,000	B-	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	1,586,813
		Total Electric Utilities	2,046,592
Electronic Equipment & Instruments — 0.3%
		NXP BV/NXP Funding LLC:
240,000	B+	Senior Notes, 9.500% due 10/15/15 (a)	247,500
760,000	BB+	Senior Secured Bond, 7.875% due 10/15/14 (a)	784,700
		Total Electronic Equipment & Instruments	1,032,200
Energy Equipment & Services — 2.0%
1,145,000	B+	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	1,507,093
760,000	B	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (a)	771,400
352,000	B	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	355,520
160,000	B	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	164,400
750,000	B	Hanover Compressor Co., Senior Notes, 9.000% due 6/1/14	808,125
375,000	BB-	Pride International Inc., Senior Notes, 7.375% due 7/15/14	390,937
1,960,000	B+	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	2,379,389
		Total Energy Equipment & Services	6,376,864
Food & Staples Retailing — 0.3%
920,000	BB+	Delhaize America Inc., Debentures, 9.000% due 4/15/31	1,120,608
Food Products — 0.5%
1,494,000	B-	Dole Food Co. Inc., Senior Notes, 8.875% due 3/15/11	1,454,783
Gas Utilities — 0.5%
1,695,000	B-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	1,652,625
Health Care Providers & Services — 5.0%
1,450,000	B-	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	1,573,250
825,000	B	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	798,188

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2006

Face Amount	Rating‡	Security	Value
Health Care Providers & Services — 5.0% (continued)
		DaVita Inc.:
$725,000	B	Senior Notes, 6.625% due 3/15/13	$723,188
975,000	B	Senior Subordinated Notes, 7.250% due 3/15/15	987,187
		HCA Inc.:
2,660,000	B-	Debentures, 7.500% due 11/15/95	2,003,395
		Notes:
725,000	B-	6.375% due 1/15/15	605,375
550,000	B-	7.690% due 6/15/25	458,014
		Senior Notes:
25,000	B-	6.300% due 10/1/12	22,781
25,000	B-	6.500% due 2/15/16	20,813
		Senior Secured Notes:
975,000	BB-	9.250% due 11/15/16 (a)	1,022,531
895,000	BB-	9.625% due 11/15/16 (a)	941,988
1,675,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	1,675,000
150,000	B-	Psychiatric Solutions Inc., Senior Subordinated Notes, 10.625% due 6/15/13	165,375
		Tenet Healthcare Corp., Senior Notes:
1,775,000	CCC+	7.375% due 2/1/13	1,628,562
2,605,000	CCC+	9.875% due 7/1/14	2,624,537
780,000	B+	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	785,850
		Total Health Care Providers & Services	16,036,034
Hotels, Restaurants & Leisure — 4.6%
190,000	CCC	Buffets Inc., Senior Unsecured Notes, 12.500% due 11/1/14 (a)	191,425
		Caesars Entertainment Inc., Senior Subordinated Notes:
800,000	BB-	8.875% due 9/15/08	841,000
1,530,000	BB-	8.125% due 5/15/11	1,589,287
875,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	888,125
		Herbst Gaming Inc., Senior Subordinated Notes:
1,350,000	B-	8.125% due 6/1/12	1,383,750
275,000	B-	7.000% due 11/15/14	265,375
425,000	BB	Hilton Hotels Corp., Notes, 7.625% due 12/1/12	450,500
1,510,000	B-	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	1,615,700
		Isle of Capri Casinos Inc., Senior Subordinated Notes:
90,000	B	9.000% due 3/15/12	94,613
335,000	B	7.000% due 3/1/14	329,556
1,300,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	1,259,375
415,000	B+	Mandalay Resort Group, Senior Subordinated, Debentures, 7.625% due 7/15/13	409,813
1,200,000	BB	MGM MIRAGE Inc., Senior Notes, 6.750% due 9/1/12	1,191,000
1,370,000	B	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (a)	1,493,300
130,000	B+	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	138,775
		Station Casinos Inc.:
		Senior Notes:
40,000	BB-	6.000% due 4/1/12	38,600
975,000	BB-	7.750% due 8/15/16	1,007,906
410,000	B+	Senior Subordinated Notes, 6.875% due 3/1/16	384,375
1,100,000	B+	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	1,135,750
		Total Hotels, Restaurants & Leisure	14,708,225
Household Durables — 2.5%
120,000	BB+	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	123,300
		Beazer Homes USA Inc., Senior Notes:

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)
November 30, 2006

Face Amount	Rating‡	Security	Value
Household Durables — 2.5% (continued)
$115,000	BB	6.875% due 7/15/15	$111,550
660,000	BB	8.125% due 6/15/16	688,050
685,000	BBB-	D.R. Horton Inc., Senior Notes, 8.000% due 2/1/09	720,513
1,200,000	B	Interface Inc., Senior Notes, 10.375% due 2/1/10	1,317,000
		K Hovnanian Enterprises Inc., Senior Notes:
1,460,000	BB	7.500% due 5/15/16	1,463,650
905,000	BB	8.625% due 1/15/17	954,775
955,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	978,875
1,080,000	B-	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 10.390% due 9/1/12	896,400
800,000	B	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	835,000
		Total Household Durables	8,089,113
Household Products — 0.6%
600,000	CCC	Nutro Products Inc., Senior Subordinated Notes, 10.750% due 4/15/14 (a)	654,000
		Spectrum Brands Inc., Senior Subordinated Notes:
560,000	CCC	8.500% due 10/1/13	504,000
200,000	CCC	7.375% due 2/1/15	169,500
710,000	B-	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	732,188
		Total Household Products	2,059,688
Independent Power Producers & Energy Traders — 3.8%
425,000	CCC	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	425,313
		AES Corp.:
		Senior Notes:
2,330,000	B	9.500% due 6/1/09	2,504,750
280,000	B	8.875% due 2/15/11	303,450
210,000	B	7.750% due 3/1/14	223,650
280,000	BB-	Senior Secured Notes, 9.000% due 5/15/15 (a)	302,050
1,560,000	B-	Dynegy Holdings Inc., Senior Notes, 8.375% due 5/1/16	1,630,200
		Edison Mission Energy, Senior Notes:
475,000	BB-	7.730% due 6/15/09	495,188
175,000	BB-	7.500% due 6/15/13	182,438
1,000,000	BB-	7.750% due 6/15/16	1,050,000
1,230,000	B-	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	1,251,525
		NRG Energy Inc., Senior Notes:
575,000	B-	7.250% due 2/1/14	576,437
3,085,000	B-	7.375% due 2/1/16	3,092,712
100,000	B-	7.375% due 1/15/17	100,000
		Total Independent Power Producers & Energy Traders	12,137,713
Insurance — 0.6%
1,855,000	BB	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	1,998,763
Internet & Catalog Retail — 0.4%
620,000	B	Brookstone Co. Inc., Senior Secured Notes, 12.000% due 10/15/12	603,725
730,000	B-	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	734,563
		Total Internet & Catalog Retail	1,338,288
IT Services — 0.7%
		Sungard Data Systems Inc.:
600,000	B-	Senior Notes, 9.125% due 8/15/13	632,250
1,550,000	B-	Senior Subordinated Notes, 10.250% due 8/15/15	1,650,750
		Total IT Services	2,283,000

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)
November 30, 2006

Face Amount	Rating‡	Security	Value
Leisure Equipment & Products — 0.3%
$870,000	B	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	$865,650
Machinery — 0.4%
617,000	B	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	674,073
728,000	B	Mueller Holdings Inc., Senior Discount Notes, step bond to yield 14.651% due 4/15/14	644,280
		Total Machinery	1,318,353
Media — 11.8%
		Affinion Group Inc.:
1,555,000	B-	Senior Notes, 10.125% due 10/15/13	1,652,187
450,000	B-	Senior Subordinated Notes, 11.500% due 10/15/15	477,000
		AMC Entertainment Inc.:
310,000	B-	Senior Notes, Series B, 8.625% due 8/15/12	321,625
1,850,000	CCC+	Senior Subordinated Notes, 11.000% due 2/1/16	2,051,187
1,210,000	CCC-	CCH I Holdings LLC, Senior Notes, 13.500% due 1/15/14	1,143,450
1,770,000	CCC-	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	1,743,450
1,320,000	CCC-	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 9/15/10	1,386,000
320,000	CCC-	Charter Communications Holdings LLC, Senior Discount Notes, step bond to yield 15.270% due 1/15/12	292,800
		Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes:
100,000	CCC-	9.920% due 4/1/11	90,000
360,000	CCC-	11.750% due 5/15/11	334,800
990,000	CCC	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (a)	977,625
		CSC Holdings Inc.:
		Senior Debentures:
530,000	B+	7.625% due 7/15/18	526,025
50,000	B+	Series B, 8.125% due 8/15/09	51,938
		Senior Notes:
450,000	B+	6.750% due 4/15/12 (a)	444,375
		Series B:
795,000	B+	8.125% due 7/15/09	825,806
750,000	B+	7.625% due 4/1/11	767,812
422,000	B	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	468,420
855,000	B	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	936,225
		DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes:
972,000	BB-	8.375% due 3/15/13	1,014,525
20,000	BB-	6.375% due 6/15/15	19,400
		EchoStar DBS Corp., Senior Notes:
1,010,000	BB-	7.000% due 10/1/13 (a)	1,012,525
1,900,000	BB-	6.625% due 10/1/14	1,847,750
1,315,000	BB-	7.125% due 2/1/16	1,311,712
		Houghton Mifflin Co.:
1,425,000	CCC+	Senior Discount Notes, step bond to yield 11.234% due 10/15/13	1,364,437
15,000	CCC+	Senior Subordinated Notes, 9.875% due 2/1/13	16,463
1,585,000	CCC+	Insight Communications Co. Inc., Senior Discount Notes, step bond to yield 12.250% due 2/15/11	1,670,194
280,000	CCC-	ION Media Networks Inc., Secured Notes, 11.624% due 1/15/13 (a)(b)	282,800
1,810,000	B-	Kabel Deutschland GmbH, Senior Notes, 10.625% due 7/1/14	2,004,575
660,000	B	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	644,325
1,295,000	B-	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	1,392,125
980,000	B	Primedia Inc., Senior Notes, 8.875% due 5/15/11	970,200

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)
November 30, 2006

Face Amount	Rating‡	Security	Value
Media — 11.8% (continued)
$635,000	B	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16	$646,113
		R.H. Donnelley Corp.:
		Senior Discount Notes:
375,000	B	Series A-1, 6.875% due 1/15/13	360,938
700,000	B	Series A-2, 6.875% due 1/15/13	673,750
1,275,000	B	Senior Notes, Series A-3, 8.875% due 1/15/16	1,345,125
300,000	B	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	328,500
895,000	B	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	927,444
		Rainbow National Services LLC:
1,555,000	B+	Senior Notes, 8.750% due 9/1/12 (a)	1,640,525
210,000	B+	Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	234,150
		Rogers Cable Inc.:
160,000	BB+	Secured Notes, 5.500% due 3/15/14	152,200
		Senior Secured Second Priority Notes:
105,000	BB+	6.250% due 6/15/13	105,000
1,155,000	BB+	6.750% due 3/15/15	1,178,100
840,000	B	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	869,400
1,300,000	BBB+	Time Warner Inc., Senior Notes, 7.625% due 4/15/31	1,493,981
		Total Media	37,996,982
Metals & Mining — 0.9%
105,000	B+	Chaparral Steel Co., Senior Notes, 10.000% due 7/15/13	117,337
1,720,000	B-	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	1,913,500
865,000	B-	RathGibson Inc., Senior Notes, 11.250% due 2/15/14 (a)	912,575
		Total Metals & Mining	2,943,412
Multi-Utilities — 0.1%
330,000	BB+	Avista Corp., Senior Notes, 9.750% due 6/1/08	349,383
Multiline Retail — 0.9%
1,970,000	B-	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	2,189,162
630,000	B+	Saks Inc., Notes, 9.875% due 10/1/11	702,450
		Total Multiline Retail	2,891,612
Office Electronics — 0.5%
1,475,000	B+	Xerox Capital Trust I Exchange Capital Securities, 8.000% due 2/1/27	1,519,250
Oil, Gas & Consumable Fuels — 9.7%
675,000	B-	Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., Senior Notes, 10.000% due 6/1/12	732,375
1,580,000	CCC+	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,619,500
		Chesapeake Energy Corp., Senior Notes:
1,965,000	BB	6.625% due 1/15/16	1,950,262
200,000	BB	6.875% due 1/15/16	201,250
420,000	BB	6.500% due 8/15/17	403,200
950,000	BB	6.250% due 1/15/18	903,687
682,000	BB-	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	720,363
345,000	BB-	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	347,588
4,175,000	B	El Paso Corp., Medium-Term Notes, 7.750% due 1/15/32	4,446,375
730,000	B+	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66 (b)	793,344
1,420,000	B-	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	1,412,900
1,275,000	B+	Forest Oil Corp., Senior Notes, 8.000% due 12/15/11	1,332,375
350,000	B	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16	366,625
1,140,000	CCC+	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	1,122,900

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2006

Face Amount	Rating‡	Security	Value
Oil, Gas & Consumable Fuels — 9.7% (continued)
$560,000	B-	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13	$546,000
440,000	B+	OMI Corp., Senior Notes, 7.625% due 12/1/13	451,550
760,000	B-	PetroHawk Energy Corp., Senior Notes, 9.125% due 7/15/13	795,150
		Pogo Producing Co., Senior Subordinated Notes:
40,000	B+	7.875% due 5/1/13 (a)	41,200
1,220,000	B+	6.875% due 10/1/17	1,174,250
310,000	B+	Series B, 8.250% due 4/15/11	319,688
1,740,000	B1(g)	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	1,766,100
60,000	BB-	SESI LLC, Senior Notes, 6.875% due 6/1/14	60,300
1,625,000	B-	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	1,560,000
1,420,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	1,505,200
725,000	A-	Vintage Petroleum Inc., Senior Notes, 8.250% due 5/1/12	762,490
650,000	B	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	653,250
		Williams Cos. Inc.:
		Notes:
1,615,000	BB-	7.875% due 9/1/21	1,732,087
2,265,000	BB-	8.750% due 3/15/32	2,553,787
1,025,000	BB-	Senior Notes, 7.625% due 7/15/19	1,091,625
		Total Oil, Gas & Consumable Fuels	31,365,421
Paper & Forest Products — 1.6%
1,590,000	B	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	1,597,950
600,000	B+	Domtar Inc., Notes, 5.375% due 12/1/13	528,750
		NewPage Corp.:
125,000	CCC+	Senior Secured Notes, 10.000% due 5/1/12	132,187
1,560,000	CCC+	Senior Subordinated Notes, 12.000% due 5/1/13	1,653,600
305,000	BB+	P.H. Glatfelter, Senior Notes, 7.125% due 5/1/16 (a)	306,525
		Verso Paper Holdings LLC:
80,000	B+	Senior Secured Notes, 9.125% due 8/1/14 (a)	83,600
900,000	B-	Senior Subordinated Notes, 11.375% due 8/1/16 (a)	940,500
		Total Paper & Forest Products	5,243,112
Pharmaceuticals — 0.4%
1,180,000	CCC	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	1,203,600
Real Estate Investment Trusts (REITs) — 1.2%
45,000	BB-	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	46,125
		Host Marriott LP, Senior Notes:
375,000	BB	7.125% due 11/1/13	384,844
510,000	BB(h)	Series I, 9.500% due 1/15/07	511,912
350,000	BB	Series O, 6.375% due 3/15/15	346,062
20,000	BB	Series Q, 6.750% due 6/1/16	20,175
860,000	B	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	780,450
575,000	BB	Omega Healthcare Investors Inc., Senior Notes, 7.000% due 1/15/16	575,719
		Ventas Realty LP/Ventas Capital Corp., Senior Notes:
285,000	BB+	7.125% due 6/1/15	297,825
255,000	BB+	6.500% due 6/1/16	259,144
665,000	BB+	6.750% due 4/1/17	682,456
		Total Real Estate Investment Trusts (REITs)	3,904,712
Real Estate Management & Development — 0.1%
220,000	B-	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	190,300
Road & Rail — 0.6%
		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2006

Face Amount	Rating‡	Security	Value
Road & Rail — 0.6% (continued)
$1,455,000	B-	9.375% due 5/1/12	$1,564,125
60,000	B-	12.500% due 6/15/12	65,550
290,000	B-	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	294,350
		Total Road & Rail	1,924,025
Semiconductors & Semiconductor Equipment — 0.5%
1,550,000	B	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14 (a)	1,561,625
Specialty Retail — 0.9%
510,000	B	Asbury Automotive Group Inc., Senior Subordinated Notes, 9.000% due 6/15/12	531,675
		AutoNation Inc., Senior Notes:
405,000	BB+	7.374% due 4/15/13 (b)	407,025
200,000	BB+	7.000% due 4/15/14	201,000
720,000	CCC	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	696,600
220,000	CCC+	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	240,900
315,000	B	Linens ’n Things Inc., Senior Secured Notes, 10.999% due 1/15/14 (b)	309,488
		Michaels Stores Inc.:
285,000	CCC	Senior Subordinated Notes, 11.375% due 11/1/16 (a)	293,550
295,000	CCC	Subordinated Notes, step bond to yield 13.240% due 11/1/16 (a)	160,775
		Total Specialty Retail	2,841,013
Textiles, Apparel & Luxury Goods — 1.4%
1,500,000	CCC+	Hanesbrand Inc., 9.400% due 10/15/07	1,512,450
		Levi Strauss & Co., Senior Notes:
1,075,000	B-	9.750% due 1/15/15	1,154,281
400,000	B-	8.875% due 4/1/16	415,500
2,000,000	B-	Simmons Co., Senior Discount Notes, step bond to yield 8.253% due 12/15/14	1,530,000
		Total Textiles, Apparel & Luxury Goods	4,612,231
Thrifts & Mortgage Finance — 1.1%
3,200,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	3,392,000
Tobacco — 0.2%
680,000	B-	Alliance One International Inc., Senior Notes, 11.000% due 5/15/12	724,200
Trading Companies & Distributors — 1.1%
665,000	B	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	714,875
480,000	B+	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	498,000
1,320,000	CCC+	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	1,432,200
760,000	B-	Transdigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (a)	786,600
		Total Trading Companies & Distributors	3,431,675
Transportation Infrastructure — 0.1%
280,000	B-	Kansas City Southern de Mexico, Senior Notes, 7.625% due 12/1/13 (a)	280,700
Wireless Telecommunication Services — 3.1%
1,525,000	BBB+	IWO Holdings Inc., Senior Secured Notes, 9.124% due 1/15/12 (b)	1,563,125
280,000	CCC	Metropcs Wireless Inc., Senior Notes, 9.250% due 11/1/14 (a)	285,950
		Rogers Wireless Inc.:
150,000	BB+	Senior Secured Notes, 7.250% due 12/15/12	158,625
370,000	BB-	Senior Subordinated Notes, 8.000% due 12/15/12	394,050
1,045,000	CCC	Rural Cellular Corp., Senior Notes, 9.875% due 2/1/10	1,110,313
		Sprint Capital Corp.:
3,400,000	BBB+	Notes, 8.750% due 3/15/32	4,269,608

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2006

Face Amount	Rating‡	Security	Value
Wireless Telecommunication Services — 3.1% (continued)
$1,975,000	BBB+	Senior Notes, 6.875% due 11/15/28	$2,061,787
		Total Wireless Telecommunication Services	9,843,458
		TOTAL CORPORATE BONDS & NOTES (Cost — $289,681,359)	302,009,313
ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
6,296,588	D	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (c)(e)(f) (Cost — $6,995,539)	0
LOAN PARTICIPATIONS(b)(i) — 2.0%
United States — 2.0%
484,848	BB	Bluegrass Container, 10.330% due 12/30/13 (JPMorgan Chase & Co.)	489,636
1,515,152	BB	Bluegrass Container Co. LLC, Second Lien, Tranche, 10.330% due 12/30/13 (JPMorgan Chase & Co.)	1,530,114
1,500,000	NR	Sandbridge Energy, Term Loan, 11.000% due 11/30/11	1,509,375
3,000,000	NR	UPC Broadband Holding B.V. Term Loan, 7.640% due 3/15/13 (Toronto Dominion)	3,004,595
		TOTAL LOAN PARTICIPATIONS (Cost — $6,500,000)	6,533,720
SOVEREIGN BONDS — 1.6%
Brazil — 0.5%
		Federative Republic of Brazil:
890,000	BB	11.000% due 8/17/40	1,183,923
380,000	BB	Collective Action Securities, Notes, 8.000% due 1/15/18	424,175
		Total Brazil	1,608,098
Panama — 0.1%
222,000	BB	Republic of Panama, 9.375% due 4/1/29	297,480
Russia — 1.0%
2,810,000	BBB+	Russian Federation, 5.000% due 3/31/30 (b)	3,198,131
		TOTAL SOVEREIGN BONDS (Cost — $4,913,986)	5,103,709

Shares
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
2,821,127		Home Interiors & Gifts Inc. (e)(f)*	28,211
CONSUMER STAPLES — 0.0%
Food Products — 0.0%
38,785		Aurora Foods Inc. (e)(f)	0
FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
4,507		Outsourcing Solutions Inc. (e)(f)	19,153
INFORMATION TECHNOLOGY — 0.1%
Communications Equipment — 0.1%
7,514		Motorola Inc.	166,585
Semiconductors & Semiconductor Equipment — 0.0%
829		Freescale Semiconductor Inc., Class B Shares *	33,102
		TOTAL INFORMATION TECHNOLOGY	199,687

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2006

Shares	Security	Value
MATERIALS — 0.0%
Chemicals — 0.0%
1	Pliant Corp. (e)(f)	$0
TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
2,169	McLeodUSA Inc., Class A Shares (e)(f)*	0
12,250	Pagemart Wireless (f)	123
	TOTAL TELECOMMUNICATION SERVICES	123
	TOTAL COMMON STOCKS (Cost — $3,392,737)	247,174
CONVERTIBLE PREFERRED STOCKS — 0.2%
TELECOMMUNICATION SERVICES — 0.2%
Wireless Telecommunication Services — 0.2%
12,000	Crown Castle International Corp., 6.250% due 8/15/12 (Cost — $347,097)	669,000
PREFERRED STOCKS — 0.3%
CONSUMER DISCRETIONARY — 0.1%
Automobiles — 0.1%
8,800	Ford Motor Co., Notes, 7.500%	161,392
ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
1,867	Chesapeake Energy Corp., Convertible, 6.250%	526,027
FINANCIALS — 0.1%
Diversified Financial Services — 0.1%
100	Preferred Plus, Series FRD-1, 7.400%	1,714
8,500	Saturns, Series F 2003-5, 8.125%	165,750
	TOTAL FINANCIALS	167,464
	TOTAL PREFERRED STOCKS (Cost — $776,168)	854,883

Warrants
WARRANTS(f) — 0.0%
1,005	Cybernet Internet Services International Inc., Expires 7/1/09(a)(e)	0
940	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(a)(e)	0
720	IWO Holdings Inc., Expires 1/15/11(a)(e)	0
750	Jazztel PLC, Expires 7/15/10(e)	0
1,040	Merrill Corp., Class B Shares, Expires 5/1/09(a)	0
2,460	Viasystems Group Inc., Expires 1/31/10(e)	0
	TOTAL WARRANTS (Cost — $261,059)	0
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $312,867,945)	315,417,799

Face Amount
SHORT-TERM INVESTMENT — 0.9%
Repurchase Agreement — 0.9%
$2,972,000	Nomura Securities International Inc. repurchase agreement dated 11/30/06;, 5.280% due 12/1/06; Proceeds at maturity - $2,972,436; (Fully collateralized by various U.S. Treasury, 2.625% to 9.250% due 03/15/09 to 08/15/19; Market value - $3,031,651) (Cost — $2,972,000)	2,972,000
	TOTAL INVESTMENTS — 99.0% (Cost — $315,839,945#)	318,389,799
	Other Assets in Excess of Liabilities — 1.0%	3,327,171
	TOTAL NET ASSETS — 100.0%	$321,716,970

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2006

*	Non-income producing security.
‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2006.
(c)	Security is currently in default.
(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(e)	Illiquid security.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(g)	Rating by Moody’s Investors Service.
(h)	Rating by Fitch Ratings Service.
(i)	Participation interest was acquired through the financial institution indicated parenthetically.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Pages 14-16 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC,
CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—

Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC
and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.

MIG1	—	Moody’s highest rating for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Managed High Income Fund Inc. (the “Fund”) (formerly known as Managed High Income Portfolio Inc.) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(d) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$16,189,572
Gross unrealized depreciation	(13,639,718)
Net unrealized	$2,549,854

At November 30, 2006, the Fund held loan participations with a total cost of $6,500,000 and a total market value of $6,533,720.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Managed High Income Fund Inc.

By	s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 29, 2007

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: January 29, 2007